RESTRICTED CASH AND DEFERRED SUBSIDIES (Details) $ in Millions	Mar. 22, 2021 CAD ($) item	Dec. 31, 2021 CAD ($)
RESTRICTED CASH AND DEFERRED SUBSIDIES
Internet connectivity number of additional households | item	37,000
Government grants for network expansion	$ 258.0
Government grants received in advance	$ 216.2
Deferred subsidies recognized as reductions to property, plant, and equipment		$ 53.8